GROUP INCOME STATEMENT - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
GROUP INCOME STATEMENT
Revenue		$ 5,549	$ 5,215	$ 5,212
Cost of goods sold		(1,730)	(1,540)	(1,543)
Gross profit		3,819	3,675	3,669
Selling, general and administrative expenses		(3,055)	(2,880)	(2,720)
Research and development expenses		(339)	(345)	(356)
Operating profit		425	450	593
Interest income		34	14	6
Interest expense		(132)	(80)	(80)
Other finance costs		(7)	(8)	(17)
Share of results of associates		(30)	(141)	9
Gain on disposal of interest in associate		0	0	75
Profit before taxation		290	235	586
Taxation		(27)	(12)	(62)
Attributable profit for the year	[1]	$ 263	$ 223	$ 524
Earnings per ordinary share
Basic	[1]	$ 0.302	$ 0.255	$ 0.598
Diluted	[1]	$ 0.301	$ 0.255	$ 0.597

[1]	Attributable to equity holders of the Company and wholly derived from continuing operations.